Financial liabilities designated at fair value - Disclosure of financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Repurchase agreements and other similar secured borrowing	£ 25,170	£ 39,415
Other financial liabilities	5,852	6,133
Financial liabilities designated at fair value	294,108	282,224
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	101,106	96,316
Deposits	51,225	48,201
Repurchase agreements and other similar secured borrowing	158,870	156,180
Other financial liabilities	20	17
Financial liabilities designated at fair value	311,221	300,714
At fair value
Disclosure of financial liabilities [line items]
Debt securities	86,676	80,218
Deposits	48,960	46,383
Repurchase agreements and other similar secured borrowing	158,452	155,606
Other financial liabilities	20	17
Financial liabilities designated at fair value	£ 294,108	£ 282,224